Goodwill Allocation to Cash Generating Units CGU Identified According to Type of Operation (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 237	¥ 237	¥ 237
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	182	182
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 55	¥ 55